STOCKHOLDERS' EQUITY	9 Months Ended
Jun. 30, 2019
Equity [Abstract]
STOCKHOLDERS' EQUITY

8. STOCKHOLDERS' EQUITY

The Aspire Capital Equity Credit Lines

On December 6, 2016, the Company, entered into the first common stock purchase agreement (the "First Purchase Agreement") with Aspire Capital Fund, LLC ("Aspire Capital") which provided that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital was committed to purchase up to an aggregate of $10.0 million of shares of the Company's Common Stock over the 30-month term of the First Purchase Agreement. Concurrently with entering into the First Purchase Agreement, the Company also entered into a registration rights agreement with Aspire Capital (the "Registration Rights Agreement"), pursuant to which the Company maintained an effective registration statement registering the sale of the shares of Common Stock that were issued to Aspire under the First Purchase Agreement. Under the First Purchase Agreement, on any trading day selected by the Company on which the closing sale price of its Common Stock is equal to or greater than $0.50 per share, the Company had the right, in its sole discretion, to present Aspire Capital with a purchase notice, directing Aspire Capital (as principal) to purchase up to 50,000 shares of Common Stock per business day, up to $10.0 million of the Company's common stock in the aggregate at a per share purchase price equal to the lesser of:

a)	the lowest sale price of Common Stock on the purchase date; or

b)	the arithmetic average of the three (3) lowest closing sale prices for Common Stock during the twelve (12) consecutive trading days ending on the trading day immediately preceding the purchase date.

In addition, on any date on which the Company submitted a purchase notice to Aspire Capital in an amount equal to 50,000 shares, and the closing sale price of its Common Stock is equal to or greater than $0.50 per share, the Company also had the right, in its sole discretion, to present Aspire Capital with a volume-weighted average price purchase notice (each, a "VWAP Purchase Notice") directing Aspire Capital to purchase an amount of stock equal to up to 30% of the aggregate shares of Common Stock traded on its principal market on the next trading day (the "VWAP Purchase Date"), subject to a maximum number of shares the Company may determine. The purchase price per share pursuant to such VWAP Purchase Notice is generally 95% of the volume-weighted average price for Common Stock traded on its principal market on the VWAP Purchase Date.

The purchase price was subject to adjustment for any reorganization, recapitalization, non-cash dividend, stock split, or other similar transaction occurring during the period(s) used to compute the First Purchase Price. The Company could deliver multiple Purchase Notices and VWAP Purchase Notices to Aspire Capital from time to time during the term of the Purchase Agreement, so long as the most recent purchase has been completed.

The First Purchase Agreement provided that the Company and Aspire Capital would not effect any sales under the First Purchase Agreement on any purchase date where the closing sale price of the Company's common stock was less than $0.50. There were no trading volume requirements or restrictions under the First Purchase Agreement, and the Company could control the timing and amount of sales of Common Stock to Aspire Capital. Aspire Capital had no right to require any sales by the Company, but was obligated to make purchases from the Company as directed by the Company in accordance with the First Purchase Agreement. There were no limitations on use of proceeds, financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the First Purchase Agreement. In consideration for entering into the Purchase Agreement, concurrently with the execution of the First Purchase Agreement, the Company issued to Aspire Capital 80,000 shares of Common Stock (the "First Commitment Shares"). The First Purchase Agreement was terminated and replaced by the Second Purchase Agreement defined below on May 15, 2018. Aspire Capital has agreed that neither it nor any of its agents, representatives and affiliates shall engage in any direct or indirect short-selling or hedging of Common Stock during any time prior to the termination of the Purchase Agreement. Any proceeds from the Company receives under the First Purchase Agreement are expected to be used for working capital and general corporate purposes. The Company cannot request Aspire to purchase more than $100,000 per business day.

As of June 30, 2019, the Company has issued purchase notices to Aspire Capital under the First Purchase Agreement to purchase an aggregate of 1,180,000 shares of common stock, at a per share price of $2.00, resulting in gross cash proceeds of approximately $2.4 million. The issuance of shares of common stock that were issued from time to time to Aspire Capital under the First Purchase Agreement were exempt from registration under the Securities Act, pursuant to the exemption for transactions by an issuer not involving any public offering under Section 4(a)(2) of the Securities Act.

The Second Purchase Agreement with Aspire Capital

On May 15, 2018, the Company terminated the First Purchase Agreement, and entered into a second common stock purchase agreement (the "Second Purchase Agreement") with Aspire Capital under substantially the same terms, conditions and limitations as the First Purchase Agreement which are: Aspire Capital is committed to purchase up to an aggregate of $10.0 million of shares of the Company's Common Stock over the 30-month term of the Second Purchase Agreement. Concurrently with entering into the Second Purchase Agreement, the Company also entered into a registration rights agreement with Aspire Capital (the "Registration Rights Agreement"), pursuant to which the Company maintains an effective registration statement registering the sale of the shares of Common Stock that have and may be issued to Aspire under the Second Purchase Agreement. Under the Second Purchase Agreement, on any trading day selected by the Company on which the closing sale price of its Common Stock is equal to or greater than $0.50 per share, the Company has the right, in its sole discretion, to present Aspire Capital with a purchase notice, directing Aspire Capital (as principal) to purchase up to 50,000 shares of Common Stock per business day, up to $10.0 million of the Company's common stock in the aggregate at a per share purchase price equal to the lesser of:

a)	the lowest sale price of Common Stock on the purchase date; or

b)	the arithmetic average of the three (3) lowest closing sale prices for Common Stock during the twelve (12) consecutive trading days ending on the trading day immediately preceding the purchase date.

In addition, on any date on which the Company submits a purchase notice to Aspire Capital in an amount equal to 50,000 shares, and the closing sale price of its Common Stock is equal to or greater than $0.50 per share, the Company also has the right, in its sole discretion, to present Aspire Capital with a volume-weighted average price purchase notice (each, a "VWAP Purchase Notice") directing Aspire Capital to purchase an amount of stock equal to up to 30% of the aggregate shares of Common Stock traded on its principal market on the next trading day (the "VWAP Purchase Date"), subject to a maximum number of shares the Company may determine. The purchase price per share pursuant to such VWAP Purchase Notice is generally 95% of the volume-weighted average price for Common Stock traded on its principal market on the VWAP Purchase Date.

The purchase price will be adjusted for any reorganization, recapitalization, non-cash dividend, stock split, or other similar transaction occurring during the period(s) used to compute the Purchase Price. The Company may deliver multiple Purchase Notices and VWAP Purchase Notices to Aspire Capital from time to time during the term of the Second Purchase Agreement, so long as the most recent purchase has been completed.

The Second Purchase Agreement provides that the Company and Aspire Capital will not effect any sales under the Second Purchase Agreement on any purchase date where the closing sale price of the Company's common stock is less than $0.50. There are no trading volume requirements or restrictions under the Second Purchase Agreement, and the Company will control the timing and amount of sales of Common Stock to Aspire Capital. Aspire Capital has no right to require any sales by the Company, but is obligated to make purchases from the Company as directed by the Company in accordance with the Second Purchase Agreement. There are no limitations on use of proceeds, financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the Second Purchase Agreement. In consideration for entering into the Second Purchase Agreement, concurrently with the execution of the Second Purchase Agreement, the Company issued to Aspire Capital 250,000 shares of Common Stock (the "Second Commitment Shares"). The Second Purchase Agreement may be terminated by the Company at any time, at its discretion, without any cost to the Company. Aspire Capital has agreed that neither it nor any of its agents, representatives and affiliates shall engage in any direct or indirect short-selling or hedging of Common Stock during any time prior to the termination of the Second Purchase Agreement. Any proceeds from the Company receives under the Second Purchase Agreement are expected to be used for working capital and general corporate purposes. The Company cannot request Aspire to purchase more than $300,000 per business day.

As of June 30, 2019, the Company has issued purchase notices to Aspire Capital under the Second Purchase Agreement to purchase an aggregate of 3,108,180 shares of common stock, resulting in gross cash proceeds of approximately $4.6 million. The issuance of shares of common stock that were issued from time to time to Aspire Capital under the Second Purchase Agreement were exempt from registration under the Securities Act, pursuant to the exemption for transactions by an issuer not involving any public offering under Section 4(a)(2) of the Securities Act.

Shareholder Approval for Removal of Exchange Cap

The Second Purchase Agreement previously restricted the amount of shares that may be sold to Aspire Capital thereunder to 1,134,671 shares of Common Stock (the "Exchange Cap"). On November 26, 2018, the Company received shareholder approval to remove the Exchange Cap in compliance with the applicable listing rules of the Nasdaq Stock Market.  Pursuant to Nasdaq Listing Rule 5635(d), shareholder approval is required prior to the issuance of securities in connection with a transaction other than a public offering involving the sale, issuance or potential issuance by the Company of common stock (or securities convertible into or exercisable common stock) equal to 20% or more of the common stock outstanding before the issuance for less than the greater of book or market value of the stock.  Following receipt of shareholder approval, the Company may issue an additional $8.1 million, up to an aggregate of $10 million, of common stock to Aspire Capital under the Second Purchase Agreement, with remaining availability of $5.4 million at June 30, 2019.

Following the Merger

The Second Purchase Agreement was not assigned or nor assumed by Telemynd and accordingly is no longer available to the Company as a funding resource.

Common and Preferred Stock

As of June 30, 2019, the Company was authorized to issue 265,000,000 shares of stock of which 250,000,000 are common stock, and 15,000,000 shares were preferred shares, with a par value of $0.001 per shares are blank-check preferred stock which the Board is expressly authorized to issue without stockholder approval, for one or more series of preferred stock and, with respect to each such series, to fix the number of shares constituting such series and the designation of such series, the voting powers, if any, of the shares of such series, and the preferences and relative, participating, optional or other special rights, if any, and any qualifications, limitations or restrictions thereof, of the shares of such series. The powers, preferences and relative, participating, optional and other special rights of each series of preferred stock, and the qualifications, limitations or restrictions thereof, if any, may differ from those of any and all other series at any time outstanding.

Private Placement with Directors and Management

On September 21, 2018, the Company entered into definitive agreements with George C. Carpenter IV, President and then Chief Executive Officer, Robin L. Smith, Chairman, as well as John Pappajohn, and Peter Unanue, each a director of the Company, and entities affiliated with Michal Votruba, a member of the Board of Directors of MYnd Analytics and Director of Life Sciences for the European-based RSJ-Gradus fund, relating to a private placement of an aggregate of 459,458 units for $1.85 per unit, with each unit consisting of one share of common stock and one common stock purchase warrant to purchase one share of Common Stock for $2.00 per share.

Stock-Option Plans

2006 Stock Incentive Plan

On August 3, 2006, CNS Response, Inc. adopted the CNS 2006 Stock Incentive Plan (the "2006 Plan"). The 2006 Plan provided for the issuance of awards in the form of restricted shares, stock options (which may constitute incentive stock options (ISO) or non-statutory stock options (NSO), stock appreciation rights and stock unit grants to eligible employees, directors and consultants and is administered by the Board. A total of 3,339 shares of stock were ultimately reserved for issuance under the 2006 Plan. As of June 30, 2019, zero options were exercised and there were 1,397 option shares outstanding under the amended 2006 Plan. The outstanding options have exercise prices to purchase shares of common stock ranging from $2,400 to $3,300 per share.

2012 Omnibus Incentive Compensation Plan

On March 22, 2012, our Board approved the MYnd Analytics, Inc. 2012 Omnibus Incentive Compensation Plan (the "2012 Plan"), reserved 1,667 shares of stock for issuance and on December 10, 2012, the Board approved the amendment of the 2012 Plan to increase the shares authorized for issuance from 1,667 shares to 27,500 shares. On March 26, 2013, the Board further approved the amendment of the 2012 Plan to increase the shares authorized for issuance from 27,500 shares to 75,000 shares. The 2012 Plan, as amended, was approved by our stockholders at the 2013 annual meeting held on May 23, 2013.

On April 5, 2016, the Board approved a further amendment of the 2012 Plan to increase the Common Stock authorized for issuance from 75,000 shares to 200,000 shares.

On September 22, 2016 the Board amended the 2012 Plan to: (i) increase the total number of shares of Common Stock available for grant under the 2012 Plan from 200,000 shares to an aggregate of 500,000 shares, (ii) add an "evergreen" provision which, on January 1st of each year through 2022, automatically increases the number of shares subject to the 2012 Plan by the lesser of: (a) a number equal to 10% of the shares of Common Stock authorized under the 2012 Plan as of the preceding December 31st, or (b) an amount, or no amount, as determined by the Board, but in no event may the number of shares of Common Stock authorized under the 2012 Plan exceed 885,781 and (iii) increase the annual individual award limits under the 2012 Plan to 100,000 shares of Common Stock, subject to adjustment in accordance with the 2012 Plan. Per the above mentioned "evergreen" provision, an additional 50,000 shares were automatically allocated for distribution under the 2012 Plan as of January 1, 2017.

At the 2017 Annual Meeting of Stockholders of the Company, held on August 21, 2017 (the "2017 Annual Meeting"), the holders of the Company's common stock voted to amend the Company's 2012 Plan to increase: (i) the total number of shares of common stock, par value $0.001 per share ("Common Stock"), available for grant under the 2012 Plan (subject to the overall limits described in clause (ii) below) from 550,000 shares to an aggregate of 975,000 shares; (ii) the aggregate limitation on authorized shares available for grant under the 2012 Plan, following any increases pursuant to the evergreen provision, from 885,781 shares to 1,570,248 shares and (iii) the annual individual award limits under the 2012 Plan to 150,000 shares of Common Stock (subject to adjustment in accordance with the 2012 Plan);

At the 2018 Annual Meeting of Stockholders of the Company, held on April 4, 2018 (the "2018 Annual Meeting"), the holders of the Company's common stock voted to amend the 2012 Plan to increase (i) the total number of shares of Common Stock available for grant under the 2012 Plan (subject to the overall limit described in clause (ii) below) from 1,072,500 shares to an aggregate of 1,500,000 shares and (ii) the aggregate limitation on the authorization shares available for grant under the 2012 Plan, following any increases pursuant to the evergreen provision, from 1,570,248 shares to 2,200,000 shares.

At the Special Meeting of Stockholders of the Company, held on November 26, 2018, the holders of the Company's common and preferred stock voted to (i) amend the 2012 Plan to eliminate the annual individual award limits under the 2012 Plan and (ii) amend 2012 Plan to increase: (a) the total number of shares of common stock, par value $0.001 per share ("Common Stock"), available for grant under the 2012 Plan (subject to the overall limits described in clause (b) below) from 1,500,000 shares to an aggregate of 2,250,000 shares and (b) the aggregate limitation on authorized shares available for grant under the 2012 Plan, following any increases pursuant to the evergreen provision (the "Evergreen Provision"), from 2,200,000 shares to 2,950,000 shares.

Equity Grant to Chairman of the Board

On May 8, 2019, the Board of Directors granted 50,000 restricted shares and 100,000 options to purchase common stock to the Chairman of the Board, Dr. Robin L. Smith, under the Company's Amended and Restated 2012 Omnibus Incentive Compensation Plan. The restricted shares and options vest immediately and survive the full term. In the event the merger does not close, Dr. Smith will forfeit 25,000 restricted shares and 25,000 shares of common stock to the Company's plan.

On July 17, 2019, Dr. Smith received a cash bonus of $150,000.00 under the terms of her Third Amendment to the Chairman Services Agreement with the Company.

Stock-based Compensation and Expenses

As of June 30, 2019, options to purchase 1,590,767 shares of Common Stock were outstanding under the 2012 Plan with exercise prices ranging from $1.18 to $600.00 per share, with a weighted average exercise price of $2.7 per share. Additionally, 652,314 restricted shares of Common Stock have been granted under the 2012 Plan, leaving 231,919 shares of Common Stock available to be awarded under the 2012 Plan.

Stock-based compensation expenses are generally recognized over the employees' or service provider's requisite service period, generally the vesting period of the award. In anticipation of the merger, the Board declared all current options would be valid for the term of the grant, regardless of employment status. Stock-based compensation expense included in the accompanying unaudited condensed consolidated statements of operations for the nine months ended June 30, 2019 and 2018 is as follows:

	Nine months ended June 30,
	2019		2018
	Stock-based compensation expense - stock options	Stock-based compensation expense - restricted shares	Stock-based compensation expense - stock options	Stock-based compensation expense restricted shares
Research	$—	$—	$—	$—
Product development	30,700	10,400	96,700	—
Sales and marketing	24,900	—	100	—
General and administrative	735,600	411,900	738,100	500,200
Total	$791,200	$422,300	$834,900	$500,200

Total unrecognized stock compensation expense as of June 30, 2019 amounted to $246,866.

The following table sets forth the Company's unrecognized stock-based compensation expense, net of estimated forfeitures, by type of award and the weighted-average period over which that expense is expected to be recognized:

	June 30,
	2019		2018
Type of Award:	Unrecognized Expense, net of estimated forfeitures	Weighted average Recognition Period (in years)	Unrecognized Expense, net of estimated forfeitures	Weighted average Recognition Period (in years)
Stock Options	$246,866	1.26	$924,117	4.49
Restricted Stock	—	—	186,600	0.49
Total	$246,866	1.26	$1,110,717	3.58

A summary of all stock option activity is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding at September 30, 2018	803,937	$10.13	8.75	$7,500
Granted	1,084,758	1.31		—
Exercised	—	—		—
Forfeited or expired	(96,531)	5.34
Outstanding at June 30, 2019	1,792,164	$5.05	8.82	$38,000

There are 1,069,418 options vested and 722,746 unvested as of June 30, 2019; there are 531,604 options vested and 272,333 options unvested as of September 30, 2018;

Following is a summary of the restricted stock activity for the six months ended June 30, 2019:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at September 30, 2018	406,564	$4.09
Granted	250,250	1.32
Forfeited	(4,500)	1.99
Outstanding at June 30, 2019	652,314	$3.04

There are 652,314 shares of restricted stock vested and 0 unvested as of June 30, 2019; there are 351,522 shares of restricted stock vested and 55,042 unvested as of September 30, 2018;

The range of Black-Scholes option-pricing model assumption inputs for all the valuation dates are in the table below:

	Nine Months Ended June 30, 2019
	Low	High
Annual dividend yield	—%	—%
Expected life (years)	3.0	5.0
Risk-free interest rate	1.73%	2.90%
Expected volatility	166.35%	200.47%

Expected Dividend Yield. The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future.

Expected Life. The Company elected to utilize the "simplified" method for "plain vanilla" options to value stock option grants. Under this approach, the weighted-average expected life is presumed to be the average of the vesting term and the contractual term.

Expected Volatility. The expected volatility rate used to value stock option grants is based on the historical volatilities of the Company's common stock.

Risk-free Interest Rate. The risk-free interest rate assumption was based on U.S. Treasury bill instruments that had terms consistent with the expected term of the Company's stock option grants.

The warrant activity for the nine months ended June 30, 2019, are described as follows:

	Number of Shares	Weighted Average Exercise Price
Outstanding at September 30, 2018	6,075,874	$4.53
Granted	194,354	1.02
Expired/ Forfeited	(555)	55.00
Outstanding at June 30, 2019	6,269,673	$4.41

Following is a summary of the status of warrants outstanding at June 30, 2019:

Exercise Price	Number of Shares		Expiration Date	Weighted Average Exercise Price
$1.02	194,354	(1)	05/2024	$1.02
2.00	459,458	(2)	09/2023	2.00
2.34	1,050,000	(3)	03/2023	2.34
5.25	2,539,061	(4)	07/2022	5.25
5.25	1,675,000	(5)	07/2022	5.25
5.25	213,800	(6)	07/2022	5.25
6.04	134,000	(7)	07/2022	6.04
10.00	4,000		06/2021	10.00
Total	6,269,673			$4.41

(1)	On May 28, 2019, the Company completed a direct offering of 2,776,491 shares of common stock to select investors. As part of the Fee Agreement, the Company agreed to pay the Placement Agent 194,354 warrants to purchase shares of common stock equal to 7.0% of the aggregate number of shares issued to Investors in the Offering.

(2)	On September 21, 2018, the Company entered into definitive agreements with George C. Carpenter IV, President and former Chief Executive Officer, Robin L. Smith, Chairman, as well as John Pappajohn, and Peter Unanue, each a director of the Company, and entities affiliated with Michal Votruba, a member of the Board of Directors of MYnd Analytics and Director of Life Sciences for the European-based RSJ-Gradus fund, relating to a private placement of an aggregate of 459,458 units for $1.85 per unit, with each unit consisting of one share of Common Stock and one Common Stock Purchase Warrant to purchase one share of Common Stock for $2.00 per share. The closing price per share of the Common Stock on the Nasdaq Stock Market on September 20, 2018 was $1.72 per share.

(3)	On March 29, 2018, the Company sold an aggregate of 1,050,000 units for $2.00 per Unit each consisting of one share of newly-designated Series A Preferred Stock, and one warrant in a private placement to three affiliates of the Company, for gross proceeds of $2.1 million. The private placement closed on March 29, 2018. The closing price per share of the Common Stock on the Nasdaq Stock Market on March 29, 2018 was $1.19 per share.

(4)	On July 13, 2017, the Company declared a special dividend of warrants to purchase shares of the Company's common stock to record holders of Common Stock as of such date. Warrants to purchase 2,539,061 shares of Common Stock were distributed pro rata to all holders of common stock on the record date. These warrants are exercisable (in accordance with their terms) to purchase one share of common stock, at an exercise price of $5.25 per share. The warrants will become exercisable commencing not less than 12 months following their July 27, 2017 distribution date and will expire five years from the date of issuance.

(5)	On July 19, 2017, the Company issued 1,675,000 shares of Common Stock and accompanying Warrants to purchase up to 1,675,000 shares of Common Stock in connection with an underwritten public offering.

(6)	On August 23, 2017, the Company issued warrants to purchase 213,800 shares of common stock to underwriters as part of the exercise of the overallotment option attributed to the July 2017 underwritten public offering.

(7)	As part of the underwritten public offering on July 19, 2017, the Company issued warrants to purchase 134,000 shares of common stock to the underwriters as part of the services performed by them in connection with the underwritten public offering.